COMMITMENTS - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Commitments [line items]
Purchase orders remain outstanding | $	$ 93	$ 93
Number of shares granted		3,725,845	2,076,785	879,412
Consultant [member] | Restricted stock [Member]
Commitments [line items]
Number of shares granted	75,000
Consultant [member] | Restricted stock [Member]
Commitments [line items]
Number of shares granted		100,000
Contract expiry date		May 13, 2022
Consultant One [member] | Restricted stock [Member]
Commitments [line items]
Number of shares granted		125,000